LVIP American Global Growth Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	10,446,398	$398,530,103
Total Investment Company (Cost $279,149,512)		398,530,103

TOTAL INVESTMENTS–100.05% (Cost $279,149,512)	398,530,103
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(215,165)
NET ASSETS APPLICABLE TO 14,537,843 SHARES OUTSTANDING–100.00%	$398,314,938

✢Class 1 shares.
See accompanying notes.
LVIP American Global Growth Fund–1

LVIP American Global Growth Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
International Equity Fund-0.00%@
✢,×American Funds Insurance Series® – Global Growth Fund	$—	$58,173,351	$31,613,608	$613,316	$15,968,358	$—	—	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✢ Class 1 shares.
× Issuer considered an unaffiliated investment of the Fund at December 31, 2024 or September 30, 2025.
LVIP American Global Growth Fund–2